Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated December 7, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On November 17, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the BlackRock Investment Management, LLC (“BlackRock”) passive treasury investment strategy (the “Passive Treasury Strategy”) as an additional investment strategy for the Fund effective November 30, 2021 (the “Effective Date”). BlackRock is currently a sub‑adviser to the Fund, but will now also utilize its Passive Treasury Strategy for Fund assets allocated to the Passive Treasury Strategy sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock – Passive Treasury
With respect to its allocated portion of the Fund, BlackRock will invest primarily in U.S. Treasuries and government agency bonds. Securities are purchased for the Fund when BlackRock determines that they have the potential to mitigate tracking error versus the Fund’s benchmark.

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
Supplement dated December 7, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On November 17, 2021, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved the addition of the BlackRock Investment Management, LLC (“BlackRock”) passive treasury investment strategy (the “Passive Treasury Strategy”) as an additional investment strategy for the Fund effective November 30, 2021 (the “Effective Date”). BlackRock is currently a sub‑adviser to the Fund, but will now also utilize its Passive Treasury Strategy for Fund assets allocated to the Passive Treasury Strategy sleeve of the Fund by J.P. Morgan Private Investments Inc., the adviser to the Fund.
On the Effective Date, the following is added to the end of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the end of the “More About the Fund – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock – Passive Treasury
With respect to its allocated portion of the Fund, BlackRock will invest primarily in U.S. Treasuries and government agency bonds. Securities are purchased for the Fund when BlackRock determines that they have the potential to mitigate tracking error versus the Fund’s benchmark.